Goodwill and Deferred Charges and Other Non-Current Assets (Details 2) (Trademarks and brand names, USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Trademarks and brand names
Non-amortizing intangible assets
Indefinite lived intangible assets	$ 38,998	$ 38,998